Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Real estate	$ 3,234	$ 2,883
Others	125	118
Total inventories at the end of the year	$ 3,359	$ 3,001